Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Gains/(losses) on cash flow hedges, related tax	$ 2	$ (7)	$ 4
Exchange gains/(losses) on retranslation of foreign operations, related tax	5	(4)	4
Gains/(losses) on equity instruments classified as fair value through other comprehensive income, related tax	2	(1)	4
Re-measurement gains/(losses) on defined benefit plans, related tax	$ (6)	$ 0	$ 1